Offerings	May 29, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.00001 per share
Amount Registered | shares	792,362
Proposed Maximum Offering Price per Unit	3.08
Maximum Aggregate Offering Price	$ 2,440,474.96
Fee Rate	0.01381%
Amount of Registration Fee	$ 337.03
Offering Note	(a) Consists of an aggregate of 51,206,051 shares of the registrant's common stock issued in the Private Placement or issuable upon the exercise of Warrants or Pre-Funded Warrants, all of which were sold to the selling stockholders in the Private Placement, as well as 792,362 shares of the registrant's common stock issuable upon the exercise of the Placement Agent Warrants. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the shares of common stock being registered hereunder include such indeterminate number of shares of common stock as may be issuable with respect to the shares of common stock being registered hereunder as a result of stock splits, stock dividends or similar transactions. (b) Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) of the Securities Act. The offering price per share and aggregate offering price are based upon the average of the high and low prices for the Registrant's Common Stock as reported on the Nasdaq Global Select Market on May 21, 2025, a date within five business days prior to the filing of this Registration Statement.
Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.00001 per share
Amount Registered | shares	51,206,051
Proposed Maximum Offering Price per Unit	2.94
Maximum Aggregate Offering Price	$ 150,545,789.94
Amount of Registration Fee	$ 20,790.37
Offering Note	The Registration Statement was initially filed on May 19, 2026, registering 51,206,051 shares of the registrant's common stock with a total registration fee of 20,790.37.